SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Allowance for credit losses on debt securities	$ 0
Deferred revenues, non-current	0		$ 943,000
Revenues	943,000	$ 0
Capitalized costs	0		943,000
Cost of sales	943,000	$ 547,000
Remaining performance obligations	$ 0		$ 943,000